Intangibles assets and goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost	$ 386,232	$ 230,461
Accumulated amortization	(90,351)	(48,297)
Net value	295,881	182,164	$ 72,337	$ 12,372
Intangibles Related To Acquisitions [Member]
IfrsStatementLineItems [Line Items]
Cost	107,181	107,179
Accumulated amortization	(45,547)	(29,132)
Net value	61,634	78,047	53,406	7,862
Other Intangibles [Member]
IfrsStatementLineItems [Line Items]
Cost	279,051	123,282
Accumulated amortization	(44,804)	(19,165)
Net value	$ 234,247	$ 104,117	$ 18,931	$ 4,510